UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	Gryphon International Investment Corporation
Address:  	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada   May 6, 2008
	[Signature]	[City, State]		    [Date]

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  45 Data Records

Form 13F Information Table Value Total:   $233,593
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$10,610
163,355
SH

SOLE
NONE
163,355
0
0
Aflac Inc
Common
009735852
$3,287
       50,615
SH

DEFINED

0
          50,615
0
Allstate Corp
Common
009724478
$426
8,865
SH

SOLE
NONE
8,865
0
0
Allstate Corp
Common
009724478
$223
         4,640
SH

DEFINED

0
            4,640
0
American Express
Common
009988572
$6,425
146,950
SH

SOLE
NONE
146,950
0
0
American Express
Common
009988572
$2,157
       49,340
SH

DEFINED

0
          49,340
0
Apache Corp Com
Common
009735828
$10,851
89,815
SH

SOLE
NONE
89,815
0
0
Apache Corp Com
Common
009735828
$3,316
       27,445
SH

DEFINED

0
          27,445
0
BJ Services
Common
010325641
$9
300
SH

DEFINED

0
300
0
Bunge Limited
Common
013317810
$10,566
     121,619
SH

SOLE
NONE
121,619
0
0
Bunge Limited
Common
013317810
$3,644
41,940
SH

DEFINED

0
41,940
0
Clarcor Inc
Common
019217981
$9,918
     278,998
SH

SOLE
NONE
278,998
0
0
Clarcor Inc
Common
019217981
$3,245
91,285
SH

DEFINED

0
91,285
0
Covidien Ltd.
Common
030852800
$226
         5,100
SH

DEFINED

0
            5,100
0
Danaher Corp
Common
009962131
$10,297
135,435
SH

SOLE
NONE
135,435
0
0
Danaher Corp
Common
009962131
$3,072
       40,400
SH

DEFINED

0
          40,400
0
Dean Foods Co
Common
014110887
$10
504
SH

DEFINED

0
504
0
Dover Corp
Common
009974121
$6,990
     167,295
SH

SOLE
NONE
167,295
0
0
Dover Corp
Common
009974121
$2,272
54,390
SH

DEFINED

0
54,390
0
Fedex Corporation
Common
010731569
$7,740
       83,525
SH

SOLE
NONE
83,525
0
0
Fedex Corporation
Common
010731569
$2,663
28,732
SH

DEFINED

0
28,732
0
Fiserv Inc
Common
010808065
$7,821
     162,625
SH

SOLE
NONE
162,625
0
0
Fiserv Inc
Common
010808065
$2,359
49,045
SH

DEFINED

0
49,045
0
Honeywell International Inc
Common
010534801
$11,222
     198,900
SH

SOLE
NONE
198,900
0
0
Honeywell International Inc
Common
010534801
$3,381
59,920
SH

DEFINED

0
59,920
0
J.M. Smucker Co
Common
014882707
$7,100
     140,286
SH

SOLE
NONE
140,286
0
0
J.M. Smucker Co
Common
014882707
$2,143
42,350
SH

DEFINED

0
42,350
0
Johnson & Johnson
Common
009722513
$9,568
     147,495
SH

SOLE
NONE
147,495
0
0
Johnson & Johnson
Common
009722513
$3,060
47,165
SH

DEFINED

0
47,165
0
MEMC Electronic Materials
Common
009708073
$13,062
     184,230
SH

SOLE
NONE
184,230
0
0
MEMC Electronic Materials
Common
009708073
$3,771
53,190
SH

DEFINED

0
53,190
0
PerkinElmer Inc
Common
010702658
$6,334
     261,200
SH

SOLE
NONE
261,200
0
0
PerkinElmer Inc
Common
010702658
$1,708
70,435
SH

DEFINED

0
70,435
0
Praxair Inc.
Common
009967419
$13,519
     160,503
SH

SOLE
NONE
160,503
0
0
Praxair Inc.
Common
009967419
$4,279
50,807
SH

DEFINED

0
50,807
0
Resmed
Common
011540066
$3,760
       89,140
SH

SOLE
NONE
89,140
0
0
Resmed
Common
011540066
$1,211
28,710
SH

DEFINED

0
28,710
0
Thermo Fisher Scientific
Common
009729917
$12,637
     222,330
SH

SOLE
NONE
222,330
0
0
Thermo Fisher Scientific
Common
009729917
$3,414
60,065
SH

DEFINED

0
60,065
0
TJX Companies
Common
009961968
$9,928
300,225
SH

SOLE
NONE
300,225
0
0
TJX Companies
Common
009961968
$2,965
89,645
SH

DEFINED

0
89,645
0
Wabtec Corp
Common
011540104
$3,887
103,220
SH

SOLE
NONE
103,220
0
0
Wabtec Corp
Common
011540104
$1,291
34,280
SH

DEFINED

0
34,280
0
Watts Water Technologies A
Common
017237608
$5,389
192,245
SH

SOLE
NONE
192,245
0
0
Watts Water Technologies A
Common
017237608
$1,837
65,540
SH

DEFINED

0
65,540
0
S REPORT SUMMARY
45 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED